Statements of Stockholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] ALTANINE, INC. [Member]	Common Stock [Member] Common Class A [Member] ALTANINE, INC. [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] ALTANINE, INC. [Member]	Stock Payable [Member]	Retained Earnings [Member]	Retained Earnings [Member] ALTANINE, INC. [Member]	Total	ALTANINE, INC. [Member]
Balance at Dec. 31, 2022	$ 500	$ 107,582			$ 1,023,476		$ 37,044	$ (981,833)		$ 186,769
Balance, shares at Dec. 31, 2022	500,000	26,100,125
Shares of common stock issued pursuant to cashless exercise of warrants		$ 1,556			251,680		(37,044)			216,192
Shares of common stock issued pursuant to cashless exercise of warrants, shares		1,555,435
Issuance of shares for Pinata merger		$ 140,500								140,500
Net loss								(587,997)		(587,997)	$ (3,978)
Balance at Dec. 31, 2023	$ 500	$ 249,638		$ 6,190	1,275,156			(1,569,830)	$ (3,978)	(44,536)	2,212
Balance, shares at Dec. 31, 2023	500,000	27,655,560	18,570,000	18,570,000
Balance at Dec. 17, 2023
Balance, shares at Dec. 17, 2023
Shares of common stock issued pursuant to cashless exercise of warrants				$ 6,190							6,190
Shares of common stock issued pursuant to cashless exercise of warrants, shares				18,570,000
Net loss									(3,978)		(3,978)
Balance at Dec. 31, 2023	$ 500	$ 249,638		$ 6,190	1,275,156			(1,569,830)	(3,978)	(44,536)	2,212
Balance, shares at Dec. 31, 2023	500,000	27,655,560	18,570,000	18,570,000
Net loss									(16,500)		(16,500)
Balance at Mar. 31, 2024				6,190					(20,478)		(14,288)
Balance, shares at Mar. 31, 2024			18,570,000
Balance at Dec. 31, 2023	$ 500	$ 249,638		$ 6,190	1,275,156			(1,569,830)	(3,978)	(44,536)	2,212
Balance, shares at Dec. 31, 2023	500,000	27,655,560	18,570,000	18,570,000
Net loss										(622,544)	(2,120,407)
Balance at Sep. 30, 2024		$ 27,658		$ 8,663	11,482,636	10,557,284		(2,192,373)	(2,124,385)	9,317,921	8,441,562
Balance, shares at Sep. 30, 2024		27,657,679	25,988,043
Balance at Dec. 31, 2023	$ 500	$ 249,638		$ 6,190	1,275,156			(1,569,830)	(3,978)	(44,536)	2,212
Balance, shares at Dec. 31, 2023	500,000	27,655,560	18,570,000	18,570,000
Issuance of shares for Pinata merger				$ 2,388		9,901,492					9,903,880
Net loss								(1,341,333)	(3,236,717)	(1,341,333)	(3,236,717)
Recapitalization
Conversion of preferred stock	$ (500)									(500)
Conversion of preferred stock, shares	(500,000)
Conversion and issuance of common stock		$ (81,480)			10,207,480					10,126,000
Conversion and issuance of common stock, shares		2,119
Conversion of preferred stock		$ (140,500)								(140,500)
Stock-based compensation						435,625					435,625
Issuance of shares for Pinata merger, shares				7,163,043
Issuance of common stock for services				$ 85		252,365					252,450
Issuance of common stock for services, shares				255,000
Balance at Dec. 31, 2024		$ 27,658		$ 8,663	11,482,636	10,589,482		(2,911,163)	(3,240,695)	8,599,131	7,357,450
Balance, shares at Dec. 31, 2024		27,657,679	25,988,043	25,988,043
Balance at Mar. 31, 2024				$ 6,190					(20,478)		(14,288)
Balance, shares at Mar. 31, 2024			18,570,000
Issuance of shares for Pinata merger				2,388		9,901,492					9,903,880
Net loss									(700,364)		(700,364)
Stock-based compensation						132,900					132,900
Issuance of shares for Pinata merger, shares			7,163,043
Issuance of common stock for services				85		252,365					252,450
Issuance of common stock for services, shares			255,000
Balance at Jun. 30, 2024	$ 500	$ 249,638		8,663	1,275,156	10,286,757		(1,921,040)	(720,842)	(395,746)	9,574,578
Balance, shares at Jun. 30, 2024	500,000	27,655,560	25,988,043
Net loss								(271,333)	(1,403,543)	(271,333)	(1,403,543)
Conversion and issuance of common stock		$ (81,480)			10,207,480					10,126,000
Conversion and issuance of common stock, shares		2,119
Conversion of preferred stock	$ (500)									(500)
Conversion of preferred stock, shares	(500,000)
Conversion of Acquiree’s LLC member interests		(140,500)								(140,500)
Stock-based compensation						270,527					270,527
Balance at Sep. 30, 2024		$ 27,658		8,663	11,482,636	10,557,284		(2,192,373)	(2,124,385)	9,317,921	8,441,562
Balance, shares at Sep. 30, 2024		27,657,679	25,988,043
Net loss								(718,790)		(718,790)
Balance at Dec. 31, 2024		$ 27,658		$ 8,663	11,482,636	10,589,482		(2,911,163)	(3,240,695)	8,599,131	7,357,450
Balance, shares at Dec. 31, 2024		27,657,679	25,988,043	25,988,043
Net loss								(456,855)	(624,672)	(456,855)	(624,672)
Stock-based compensation						21,368					21,368
Balance at Mar. 31, 2025		$ 27,658		8,663	11,482,636	10,610,850		(3,368,018)	(3,865,367)	8,142,276	6,754,146
Balance, shares at Mar. 31, 2025		27,657,679	25,988,043
Balance at Dec. 31, 2024		$ 27,658		$ 8,663	11,482,636	10,589,482		(2,911,163)	(3,240,695)	8,599,131	7,357,450
Balance, shares at Dec. 31, 2024		27,657,679	25,988,043	25,988,043
Net loss										(1,712,193)	(4,581,010)
Balance at Sep. 30, 2025		$ 28,020		$ 9,645	12,361,932	13,442,200		(4,623,356)	(7,821,705)	7,766,596	5,630,140
Balance, shares at Sep. 30, 2025	150	28,019,624	29,262,691
Balance at Mar. 31, 2025		$ 27,658		8,663	11,482,636	10,610,850		(3,368,018)	(3,865,367)	8,142,276	6,754,146
Balance, shares at Mar. 31, 2025		27,657,679	25,988,043
Net loss								(605,563)	(830,012)	(605,563)	(830,012)
Conversion of preferred stock					750,000					750,000
Conversion of preferred stock, shares	150
Issuance of RSU		$ 287			108,944					109,231
Issuance of RSU, shares		287,451
Stock-based compensation						69,818					69,818
Balance at Jun. 30, 2025		$ 27,945		8,663	12,341,580	10,680,668		(3,973,581)	(4,695,379)	8,395,944	5,993,952
Balance, shares at Jun. 30, 2025	150	27,945,130	25,988,043
Shares of common stock issued pursuant to cashless exercise of warrants				982		2,325,276					2,326,258
Shares of common stock issued pursuant to cashless exercise of warrants, shares			3,274,648
Net loss								(649,775)	(3,126,326)	(649,775)	(3,126,326)
Issuance of RSU		$ 75			20,352					20,427
Issuance of RSU, shares		74,494
Stock-based compensation						436,256					436,256
Balance at Sep. 30, 2025		$ 28,020		$ 9,645	$ 12,361,932	$ 13,442,200		$ (4,623,356)	$ (7,821,705)	$ 7,766,596	$ 5,630,140
Balance, shares at Sep. 30, 2025	150	28,019,624	29,262,691